Income tax - Schedule of unused tax losses carried forward (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Unused tax losses for corporate income tax	€ 775,956	€ 407,434	€ 330,753
Unused tax losses for trade tax	773,165	€ 405,123	€ 329,210
Unused interest carryforward ("Zinsschranke")	€ 3,627